Subsequent Events - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		3 Months Ended		1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Foreign Currency Gain (Loss) [Member]	Dec. 31, 2013 CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member]	Dec. 31, 2013 Fiat Industrial Subsidiaries [Member]	Mar. 31, 2014 Subsequent Event [Member] Foreign Currency Gain (Loss) [Member] USD ($)	Dec. 31, 2013 Subsequent Event [Member] Foreign Currency Gain (Loss) [Member]	Mar. 18, 2014 Subsequent Event [Member] CNH Industrial Finance Europe S.A. (formerly Fiat Industrial Finance Europe S.A.) [Member] EUR (€)	Mar. 18, 2014 Subsequent Event [Member] Fiat Industrial Subsidiaries [Member]
Subsequent Event [Line Items]
Long-term debt, including current maturities	$ 12,464	$ 11,364	$ 16,708						€ 1,000
Long term notes offering closed date					Mar. 18, 2014
Long-term debt, Percentage bearing fixed interest, Percentage rate										2.75%
Long term notes maturity period						2019-03
Bolivar fuerte re-measurement exchange rate				6.3			10.7	6.3
Exchange rate adjustment pre-tax re-measurement charge							$ (64)